Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	284,336
Proposed Maximum Offering Price per Unit	11.97
Maximum Aggregate Offering Price	$ 3,403,501.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 470.02
Offering Note	Rules 457(c) and (h). The number of shares of common stock, $0.01 par value per share (the "Common Stock"), stated above represents shares reserved for issuance under the Nortech Systems Incorporated 2026 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. Based on the market price of Common Stock of the Company on May 15, 2026, in accordance with Rules 457(c) and (h) under the Securities Act. This amount is the assumed aggregate offering price of 284,336 shares of Common Stock being registered, based on the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Capital Market on May 15, 2026, in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended. The amount is based on the proposed maximum aggregate offering price of $11.97 per share. See note (4). The registrant does not have any fee offsets.